restructuring and other costs (Tables)	12 Months Ended
Dec. 31, 2024
restructuring and other costs
Schedule of restructuring and other costs presented in the Consolidated statements of income and other comprehensive income

Years ended December 31 (millions)	2024	2023
Restructuring [1] (b)
Goods and services purchased	$178	$178
Employee benefits expense	305	440
	483	618
Other (c)
Goods and services purchased	16	12
Employee benefits expense	(6)	88
	10	100
Total
Goods and services purchased	194	190
Employee benefits expense	299	528
	$493	$718

1

For year ended December 31, 2024, excludes real estate rationalization-related restructuring net impairments of property, plant and equipment of $82 (2023 – $73), which are included in depreciation, and includes a reversal of TELUS Sky lease rationalization of real estate amounts of $38 (2023 – $NIL) previously recorded (see Notes 25, 30(c)).